Other information (Tables)	12 Months Ended
Dec. 31, 2019
Other information
Schedule of other information

(€ million)	2019	2018	2017
Investment in consolidated subsidiaries and businesses
Current assets	1	44
Non-current assets	12	198
Net borrowings		11
Current and non-current liabilities	(6)	(47)
Net effect of investments	7	206
Fair value of investments held before the acquisition of control		(50)
Non-controlling interests	(2)
Gain on a bargain purchase		(8)
Purchase price	5	148
less:
Cash and cash equivalents		(29)
Consolidated subsidiaries and businesses net of cash and cash equivalent acquired	5	119
Disposal of consolidated subsidiaries and businesses
Current assets	77	328	166
Non-current assets	188	5,079	814
Net borrowings	11	785	(252)
Current and non-current liabilities	(57)	(3,470)	(205)
Net effect of disposals	219	2,722	523
Reclassification of foreign currency translation differences among other items of comprehensive income	(24)	113
Fair value of share capital held after the sale of control		(3,498)
Fair value valuation for business combination		889
Gain (loss) on disposal	16	13	2,148
Selling price	211	239	2,671
less:
Cash and cash equivalents	(24)	(286)	(9)
Consolidated subsidiaries and businesses net of cash and cash equivalent disposed of	187	(47)	2,662